iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited)
July 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  0 .8%
Aptiv PLC
(a)
............................. 53,229 $ 3,693,560
BorgWarner, Inc. ......................... 44,801 1,581,923
Gentex Corp. ........................... 45,380 1,409,503
Lear Corp. ............................. 11,087 1,353,057
QuantumScape Corp. , Class A
(a) (b)
............. 68,275 441,057
8,479,100
a
Automobiles  —  9 .7%
Ford Motor Co. .......................... 767,618 8,305,627
General Motors Co. ....................... 221,739 9,827,473
Harley-Davidson, Inc. ...................... 23,572 883,950
Lucid Group, Inc.
(a) (b)
....................... 172,905 608,626
Rivian Automotive, Inc. , Class A
(a) (b)
............. 161,000 2,642,010
Tesla, Inc.
(a)
............................. 344,989 80,061,597
Thor Industries, Inc. ....................... 9,903 1,051,104
103,380,387
a
Broadline Retail  —  15 .4%
Amazon.com, Inc.
(a)
....................... 797,821 149,176,571
Coupang, Inc.
(a)
.......................... 226,402 4,697,842
Dillard's, Inc. , Class A ...................... 594 236,762
eBay, Inc. .............................. 98,938 5,501,942
Etsy, Inc.
(a) (b)
............................ 22,649 1,475,356
Kohl's Corp. ............................ 21,514 465,993
Macy's, Inc. ............................ 53,346 921,819
Nordstrom, Inc. .......................... 19,482 444,774
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 11,877 1,159,670
164,080,729
a
Commercial Services & Supplies  —  1 .4%
Copart, Inc.
(a)
........................... 170,524 8,923,521
RB Global, Inc. .......................... 35,812 2,851,710
Rollins, Inc. ............................. 54,651 2,618,329
14,393,560
a
Consumer Staples Distribution & Retail  —  10 .8%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 25,818 2,270,951
Costco Wholesale Corp. .................... 55,703 45,787,866
Dollar General Corp. ...................... 42,946 5,170,269
Dollar Tree, Inc.
(a)
......................... 40,088 4,182,782
Target Corp. ............................ 90,467 13,607,141
Walmart, Inc. ............................ 645,312 44,294,216
115,313,225
a
Distributors  —  0 .8%
Genuine Parts Co. ........................ 27,185 3,999,185
LKQ Corp. ............................. 52,094 2,161,901
Pool Corp. ............................. 7,296 2,728,996
8,890,082
a
Diversified Consumer Services  —  0 .7%
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 11,221 1,349,325
Duolingo, Inc. , Class A
(a)
.................... 7,152 1,229,715
Grand Canyon Education, Inc.
(a)
............... 5,694 887,979
H&R Block, Inc. .......................... 27,229 1,577,648
Service Corp. International .................. 27,938 2,232,526
7,277,193
a
Entertainment  —  10 .8%
Electronic Arts, Inc. ....................... 52,278 7,890,842
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 4,515 333,974
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 38,310 3,098,130
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 3,730 140,882
Security Shares Value
a
Entertainment (continued)
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 9,087 $ 354,575
Live Nation Entertainment, Inc.
(a) (b)
............. 30,879 2,970,251
Madison Square Garden Sports Corp. , Class A
(a)
.... 3,622 725,885
Netflix, Inc.
(a)
............................ 64,320 40,415,472
Playtika Holding Corp. ..................... 13,195 100,678
ROBLOX Corp. , Class A
(a) (b)
.................. 99,879 4,146,976
Spotify Technology SA
(a)
.................... 28,381 9,761,361
Take-Two Interactive Software, Inc.
(a)
............ 32,802 4,937,685
TKO Group Holdings, Inc. , Class A ............. 15,463 1,690,879
Walt Disney Co. (The) ..................... 359,197 33,653,167
Warner Bros Discovery, Inc. , Series A
(a)
.......... 474,483 4,104,278
114,325,035
a
Ground Transportation  —  2 .6%
Avis Budget Group, Inc. .................... 3,350 338,384
Lyft, Inc. , Class A
(a)
........................ 70,329 847,464
Uber Technologies, Inc.
(a)
................... 392,932 25,332,326
U-Haul Holding Co.
(a)
...................... 1,558 104,059
U-Haul Holding Co. , Series N , NVS ............. 19,529 1,244,583
27,866,816
a
Hotels, Restaurants & Leisure  —  17 .6%
Airbnb, Inc. , Class A
(a)
...................... 85,464 11,927,356
Aramark ............................... 51,334 1,759,216
Booking Holdings, Inc. ..................... 6,665 24,760,542
Boyd Gaming Corp. ....................... 13,380 814,441
Caesars Entertainment, Inc.
(a)
................ 42,187 1,685,371
Carnival Corp.
(a)
.......................... 195,065 3,249,783
Cava Group, Inc.
(a)
........................ 14,701 1,238,118
Chipotle Mexican Grill, Inc.
(a)
................. 267,108 14,509,306
Choice Hotels International, Inc.
(b)
.............. 5,611 715,122
Churchill Downs, Inc. ...................... 13,647 1,959,163
Darden Restaurants, Inc. ................... 23,272 3,404,461
Domino's Pizza, Inc. ....................... 6,795 2,913,016
DraftKings, Inc. , Class A
(a)
................... 86,865 3,209,662
Dutch Bros, Inc. , Class A
(a)
.................. 17,836 682,227
Expedia Group, Inc.
(a)
...................... 24,718 3,155,747
Hilton Worldwide Holdings, Inc. ............... 48,029 10,310,385
Hyatt Hotels Corp. , Class A
(b)
................. 8,530 1,256,725
Las Vegas Sands Corp. .................... 70,005 2,777,098
Light & Wonder, Inc.
(a)
...................... 17,682 1,895,510
Marriott International, Inc. , Class A ............. 45,923 10,438,298
Marriott Vacations Worldwide Corp. ............. 6,777 573,199
McDonald's Corp. ........................ 140,916 37,399,106
MGM Resorts International
(a)
................. 47,746 2,051,646
Norwegian Cruise Line Holdings Ltd.
(a)
........... 83,979 1,547,733
Penn Entertainment, Inc.
(a) (b)
................. 29,341 585,940
Planet Fitness, Inc. , Class A
(a)
................ 16,947 1,248,994
Royal Caribbean Cruises Ltd.
(a)
............... 46,345 7,263,188
Starbucks Corp. .......................... 221,583 17,272,395
Texas Roadhouse, Inc. ..................... 13,048 2,278,311
Travel + Leisure Co. ....................... 13,329 614,334
Vail Resorts, Inc. ......................... 7,404 1,347,602
Wendy's Co. (The) ........................ 33,605 568,933
Wingstop, Inc. ........................... 5,741 2,146,445
Wyndham Hotels & Resorts, Inc. .............. 15,281 1,157,077
Wynn Resorts Ltd. ........................ 20,029 1,658,802
Yum! Brands, Inc. ........................ 55,082 7,316,542
187,691,794
a
Household Durables  —  4 .0%
DR Horton, Inc. .......................... 57,973 10,431,082
Garmin Ltd. ............................. 30,271 5,183,909
Leggett & Platt, Inc. ....................... 25,904 341,156
Lennar Corp. , Class A ...................... 47,143 8,341,011

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
U.S. Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Household Durables (continued)
Lennar Corp. , Class B ..................... 2,218 $ 365,881
Newell Brands, Inc. ....................... 80,806 694,123
NVR, Inc.
(a)
............................. 580 4,992,338
PulteGroup, Inc. ......................... 40,887 5,397,084
SharkNinja, Inc. .......................... 12,896 991,058
Tempur Sealy International, Inc. ............... 32,906 1,722,629
Toll Brothers, Inc. ......................... 20,302 2,897,298
Whirlpool Corp. .......................... 10,310 1,051,311
42,408,880
a
Interactive Media & Services  —  0 .0%
TripAdvisor, Inc.
(a)
........................ 21,016 370,512
a
Leisure Products  —  0 .4%
Hasbro, Inc. ............................ 27,284 1,758,727
Mattel, Inc.
(a)
............................ 66,741 1,287,434
Polaris, Inc. ............................. 10,167 846,708
YETI Holdings, Inc.
(a)
...................... 16,590 685,996
4,578,865
a
Media  —  2 .3%
Fox Corp. , Class A , NVS .................... 46,630 1,773,805
Fox Corp. , Class B ........................ 25,750 912,323
Interpublic Group of Companies, Inc. (The) ....... 73,767 2,373,084
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 13,817 312,541
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
28,720 646,487
New York Times Co. (The) , Class A ............. 31,526 1,689,478
News Corp. , Class A , NVS .................. 74,526 2,055,427
News Corp. , Class B ...................... 22,133 630,569
Nexstar Media Group, Inc. ................... 6,062 1,120,197
Omnicom Group, Inc. ...................... 37,839 3,709,736
Paramount Global , Class A
(b)
................. 1,859 42,571
Paramount Global , Class B , NVS .............. 115,272 1,316,406
Sirius XM Holdings, Inc.
(b)
................... 119,068 410,785
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 86,402 7,765,812
24,759,221
a
Passenger Airlines  —  1 .3%
Alaska Air Group, Inc.
(a)
..................... 24,437 917,121
American Airlines Group, Inc.
(a) (b)
.............. 127,504 1,356,642
Delta Air Lines, Inc. ....................... 125,922 5,417,164
Southwest Airlines Co. ..................... 116,784 3,146,161
United Airlines Holdings, Inc.
(a)
................ 64,004 2,907,062
13,744,150
a
Personal Care Products  —  0 .7%
Coty, Inc. , Class A
(a)
....................... 76,638 762,548
elf Beauty, Inc.
(a)
......................... 10,363 1,788,447
Estee Lauder Companies, Inc. (The) , Class A ...... 45,067 4,489,124
7,040,119
a
Specialty Retail  —  16 .6%
Advance Auto Parts, Inc. .................... 11,598 734,501
AutoNation, Inc.
(a)
......................... 5,015 956,461
AutoZone, Inc.
(a)
......................... 3,377 10,582,471
Bath & Body Works, Inc. .................... 44,115 1,621,226
Best Buy Co., Inc. ........................ 42,134 3,645,434
Burlington Stores, Inc.
(a)
.................... 12,403 3,228,749
CarMax, Inc.
(a)
........................... 30,770 2,598,219
Carvana Co. , Class A
(a)
..................... 20,628 2,748,268
Dick's Sporting Goods, Inc. .................. 11,142 2,410,572
Five Below, Inc.
(a)
......................... 10,590 770,317
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 20,565 2,015,370
GameStop Corp. , Class A
(a)
.................. 52,419 1,188,339
Gap, Inc. (The) .......................... 39,096 917,974
Home Depot, Inc. (The) .................... 136,202 50,144,128
Security Shares Value
a
Specialty Retail (continued)
Lithia Motors, Inc. ........................ 5,319 $ 1,469,799
Lowe's Companies, Inc. .................... 111,974 27,490,737
Murphy USA, Inc. ........................ 3,690 1,863,155
O'Reilly Automotive, Inc.
(a)
................... 11,450 12,896,593
Penske Automotive Group, Inc. ............... 3,596 626,100
RH
(a) (b)
................................ 2,897 840,362
Ross Stores, Inc. ......................... 64,315 9,211,837
TJX Companies, Inc. (The) .................. 221,601 25,045,345
Tractor Supply Co. ........................ 21,084 5,551,839
Ulta Beauty, Inc.
(a)
........................ 9,352 3,412,451
Wayfair, Inc. , Class A
(a) (b)
.................... 17,976 978,434
Williams-Sonoma, Inc. ..................... 24,946 3,858,647
176,807,328
a
Textiles, Apparel & Luxury Goods  —  3 .8%
Amer Sports, Inc.
(a)
........................ 23,617 274,193
Birkenstock Holding PLC
(a)
.................. 7,657 452,605
Capri Holdings Ltd.
(a)
...................... 22,095 741,066
Carter's, Inc. ............................ 6,988 423,123
Columbia Sportswear Co. ................... 6,478 529,253
Crocs, Inc.
(a)
............................ 11,662 1,567,023
Deckers Outdoor Corp.
(a)
.................... 4,991 4,604,846
Lululemon Athletica, Inc.
(a)
................... 23,594 6,102,824
Nike, Inc. , Class B ........................ 235,225 17,608,944
PVH Corp. ............................. 11,157 1,137,902
Ralph Lauren Corp. , Class A ................. 7,502 1,317,276
Skechers USA, Inc. , Class A
(a)
................ 26,491 1,725,359
Tapestry, Inc. ............................ 44,861 1,798,478
Under Armour, Inc. , Class A
(a)
................. 36,752 256,162
Under Armour, Inc. , Class C
(a)
................ 38,008 258,074
VF Corp. .............................. 68,155 1,155,909
39,953,037
a
Trading Companies & Distributors  —  0 .1%
SiteOne Landscape Supply, Inc.
(a)
.............. 8,693 1,275,089
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,054,926,851 ) ............................... 1,062,635,122
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (d) (e)
...................... 12,269,851 12,274,759
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................ 1,342,475 1,342,475
a
Total Short-Term Securities — 1.3%
(Cost: $ 13,609,765 ) ................................. 13,617,234
Total Investments — 101.1%
(Cost: $ 1,068,536,616 ) ............................... 1,076,252,356
Liabilities in Excess of Other Assets — ( 1 .1 ) % ............... (12,173,814)
Net Assets — 100.0% ................................. $ 1,064,078,542
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2024
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 16,069,342  $ —  $ (3,804,528)
(a)
$ 9,351  $ 594  $ 12,274,759  12,269,851  $ 68,247
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 775,221  567,254
(a)
—  —  —  1,342,475  1,342,475  16,779  —
$ 9,351  $ 594
$ 13,617,234
$ 85,026  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index ........................................... 2 09/20/24 $ 226 $ 3,995
E-Mini S&P Consumer Discretionary Select Sector Index ........................................... 3 09/20/24 572 20,423
E-Mini S&P MidCap 400 Index ............................................................. 1 09/20/24 312 19,327
$ 43,745

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
U.S. Consumer Discretionary ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,062,635,122  $ —  $ —  $ 1,062,635,122
Short-Term Securities
Money Market Funds ...................................... 13,617,234  —  —  13,617,234
$ 1,076,252,356  $ —  $ —  $ 1,076,252,356
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 43,745  $ —  $ —  $ 43,745
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)